Document and Entity Information	Oct. 12, 2020
Cover [Abstract]
Entity Registrant Name	URBAN OUTFITTERS INC
Amendment Flag	false
Entity Central Index Key	0000912615
Document Type	8-K
Document Period End Date	Oct. 12, 2020
Entity Incorporation State Country Code	PA
Entity File Number	000-22754
Entity Tax Identification Number	23-2003332
Entity Address, Address Line One	5000 South Broad St.
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19112-1495
City Area Code	(215)
Local Phone Number	454-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, par value $.0001 per share
Trading Symbol	URBN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false